DAC, VOBA, DSI, and DFEL (DAC) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	$ 969	$ 969	$ 1,000
UL and Other [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	5,269	5,328
Business acquired (sold) through reinsurance		(294)
Deferrals	537	523
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(288)	(288)
Balance as of end-of-year	5,518	5,269	5,328
Traditional Life [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	1,146	1,041
Deferrals	266	215
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(126)	(110)
Balance as of end-of-year	1,286	1,146	1,041
Fixed Annuities [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	448	479
Deferrals	60	29
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(69)	(60)
Balance as of end-of-year	439	448	479
Retirement Plan Services Segment [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	239	238
Business acquired (sold) through reinsurance		(1)
Deferrals	21	21
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(19)	(19)
Balance as of end-of-year	241	239	238
Group Protection Segment [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	140	187
Deferrals	98	91
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(97)	(138)
Balance as of end-of-year	141	140	187
Variable Annuities [Member]
Changes in DAC [Roll Forward]
Balance as of beginning-of-year	3,860	3,727
Deferrals	390	487
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(370)	(354)
Balance as of end-of-year	$ 3,880	$ 3,860	$ 3,727